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December 29, 2021



VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC  20549

Re:  Pioneer Series Trust XII (the "Trust")
     (File Nos. 333-42105 and 811-08547)
     CIK No. 0001051010

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we certify that the form of prospectus relating to Pioneer MAP - High
Income Municipal Fund and form of statement of additional information relating to Pioneer Disciplined Growth Fund, each a series of the Trust, that would have been filed under paragraph (c) of Rule 497, do not differ from that contained in Post-Effective Amendment No. 42 to the Trust's registration statement on Form N-1A, filed electronically with the Securities and Exchange Commission on December 22, 2021 (SEC Accession No. 0001193125-21-364965).

If you have any questions or comments concerning the foregoing certification, please contact me at (617) 422-4695.


Very truly yours,

/s/ Thomas Reyes
    ---------------------
    Thomas Reyes


cc:  Christopher J. Kelley, Esq.
     Jeremy B. Kantrowitz, Esq.



Amundi Asset Management US, Inc.
60 State Street
Boston, MA  02109-1820